Consolidated statements of operations and comprehensive loss (Details 6)	12 Months Ended
	Dec. 31, 2021 € / shares	Dec. 31, 2021 € / shares $ / shares	Dec. 31, 2020 € / shares
2017 Long-Term Incentive Plan
Statement [Line Items]
Outstanding, ending	3,170,046	3,170,046	2,146,478
Exercised	36,400	36,400	78,342
Exercisable	2,536,875	2,536,875	1,863,790
Weighted average share price, ending	€ 3.49	€ 3.49	€ 2.93
Weighted average share price, exercised	2.83		3.17
Weighted average share price, exercisable	€ 2.96	€ 2.96	€ 2.73
Granted	1,219,074	1,219,074	246,188
Forfeited	159,106	159,106	202,473
Weighted average share price, granted	€ 3.82		€ 4.23
Weighted average share price, forfeited	€ 4.02		€ 2.94
Equity Settled Share-Based Payment Programs
Statement [Line Items]
Outstanding, ending	148,433	148,433	148,433
Exercised	0	0	0
Exercisable	148,433	148,433	148,433
Weighted average share price, ending	€ 0.01	€ 0.01	€ 0.01
Weighted average share price, exercised | (per share)		€ 0	0
Weighted average share price, exercisable	€ 0.01	€ 0.01	€ 0.01
2016 Plan
Statement [Line Items]
Outstanding, ending	1,094,852	1,094,852	1,181,484
Exercised	206,220	206,220	86,632
Exercisable	888,632	888,632	1,094,852
Weighted average share price, ending	€ 2.96	€ 2.96	€ 2.73
Weighted average share price, exercised | (per share)		€ 2.83	2.94
Weighted average share price, exercisable	€ 2.96	€ 2.96	€ 2.73